Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 51,383,310	$ 7,039,485	¥ 21,428,902
Time deposits	75,441,355	10,335,423	100,856,034
Restricted cash	3,086,405	422,836	2,777,206
Accounts receivable, net	5,669,027	776,654	6,422,417
Inventories	571,548	78,302	695,374
Prepayments and other current assets, net	6,416,868	879,107	6,076,595
Short-term investments	10,756,143	1,473,586	4,436,057
Total current assets	153,324,656	21,005,393	142,692,585
Non-current assets:
Property, equipment and software, net	8,520,101	1,167,249	8,075,044
Land use rights, net	4,172,465	571,625	4,075,143
Operating lease right-of-use assets, net	541,071	74,126	749,275
Deferred tax assets	1,113,435	152,540	1,560,088
Time deposits	3,025,000	414,423	1,050,000
Restricted cash	5,208	713	550
Long-term investments	20,206,356	2,768,259	21,783,187
Other long-term assets	5,083,258	696,404	5,939,106
Total non-current assets	42,666,894	5,845,339	43,232,393
Total assets	195,991,550	26,850,732	185,924,978
Current liabilities:
Accounts payable	720,549	98,715	881,016
Salary and welfare payables	4,683,009	641,570	4,857,206
Taxes payable	2,759,185	378,007	2,571,534
Short-term loans	11,805,051	1,617,285	19,240,163
Contract liabilities	15,299,222	2,095,985	13,362,166
Accrued liabilities and other payables	14,229,032	1,949,369	12,670,906
Short-term operating lease liabilities	171,609	23,510	259,493
Total current liabilities	49,667,657	6,804,441	53,842,484
Non-current liabilities:
Deferred tax liabilities	2,173,117	297,716	2,299,303
Long-term operating lease liabilities	412,600	56,526	555,829
Long-term loans	427,997	58,635	427,997
Other long-term liabilities	816,041	111,797	715,284
Total non-current liabilities	3,829,755	524,674	3,998,413
Total liabilities	53,497,412	7,329,115	57,840,897
Commitments and contingencies
Redeemable noncontrolling interests	84,272	11,545	115,759
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000,000 shares authorized, 3,210,783,141 and 3,167,959,016 shares issued and outstanding as of December 31, 2023 and 2024, respectively	2,631	360	2,710
Additional paid-in capital	9,860,962	1,350,946	22,604,651
Treasury stock	(4,473,063)	(612,807)	(12,694,364)
Statutory reserves	1,954,872	267,817	1,541,416
Accumulated other comprehensive income	1,006,807	137,932	616,780
Retained earnings	130,333,397	17,855,602	112,214,583
NetEase, Inc.'s shareholders' equity	138,685,606	18,999,850	124,285,776
Noncontrolling interests	3,724,260	510,222	3,682,546
Total equity	142,409,866	19,510,072	127,968,322
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 195,991,550	$ 26,850,732	¥ 185,924,978